Leases (Details) - Schedule of Right of use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Leases (Details) - Schedule of Right of use Assets [Line Items]
Cost, balance at beginning of year	$ 166	$ 328	$ 332
Cost, additions during year		166
Cost, derecognition during Year		(291)
Cost, foreign currency translation reserve	(3)	(37)	(4)
Cost, balance at end of year	163	166	328
Cost [Member] | Offices [Member]
Leases (Details) - Schedule of Right of use Assets [Line Items]
Cost, balance at beginning of year	166	328	332
Cost, additions during year		166
Cost, derecognition during Year		(291)
Cost, foreign currency translation reserve	(3)	(37)	(4)
Cost, balance at end of year	163	166	328
Accumulated depreciation [Member]
Leases (Details) - Schedule of Right of use Assets [Line Items]
Accumulated depreciation, balance at beginning of year		227	124
Accumulated depreciation, additions during year	(72)	93	106
Accumulated depreciation, derecognition during Year		(291)
Accumulated depreciation, foreign currency translation reserve	(1)	(29)	(3)
Accumulated depreciation, balance at end of year	(73)		227
Accumulated depreciation [Member] | Offices [Member]
Leases (Details) - Schedule of Right of use Assets [Line Items]
Accumulated depreciation, balance at beginning of year		227	124
Accumulated depreciation, additions during year	(72)	93	106
Accumulated depreciation, derecognition during Year		(291)
Accumulated depreciation, foreign currency translation reserve	(1)	(29)	(3)
Accumulated depreciation, balance at end of year	(73)		227
Net book value [Member]
Leases (Details) - Schedule of Right of use Assets [Line Items]
Net book value, balance at end of year	90	166	101
Net book value [Member] | Offices [Member]
Leases (Details) - Schedule of Right of use Assets [Line Items]
Net book value, balance at end of year	$ 90	$ 166	$ 101